Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data Tables [Abstract]
Quarterly Financial Data Table [Text Block]
(In millions, except per share amounts)				Three Months Ended
	March 31		June 30			Sept. 30		Dec. 31
Consolidated Results
2011
Total revenues		$5,411		$5,507		$5,610		$5,460
Income from continuing operations before income taxes		579		592		273		432
Shareholders' net income		413	(1)	391	(2)	183	(3)	273	(4)
Shareholders' net income per share:	1
Basic		1.53		1.46		0.68		0.99
Diluted		1.51		1.43		0.67		0.98
2010
Total revenues		$5,204		$5,352		$5,264		$5,427
Income from continuing operations before income taxes		408		423		447		524
Shareholders' net income		258	(5)	282	(6)	294	(7)	445	(8)
Shareholders' net income per share:
Basic		0.94		1.03		1.09		1.65
Diluted		0.93		1.02		1.08		1.63
Stock and Dividend Data
2011
Price range of common stock — high		$44.29		$51.81		$52.95		$47.61
— low		$36.76		$42.80		$40.24		$38.82
Dividends declared per common share		$0.040		$-		$-		$-
2010
Price range of common stock — high		$39.26		$37.61		$36.03		$38.53
— low		$32.00		$30.78		$29.12		$34.33
Dividends declared per common share		$0.040		$-		$-		$-